Derivative Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Assets [Abstract]
Collateral amount of open digital assets		$ 905
Fair value		$ 1,072
Loss on derivative	$ 1,618
Net loss	$ 253